Estimated Useful Lives of Assets (Detail)	12 Months Ended
Dec. 31, 2014
Office Equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	3 years
Office Equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	5 years
Motor Vehicles
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	4 years
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	shorter of lease terms or 3 years